RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Right of use Assets [Abstract]
Schedule of Right-of-Use Assets	Movements in the two years ended December 31, 2022 are summarized as follows:

(in thousands of $)	Offices	Vessels	Total
Cost
As of January 1, 2022	11,719	103,888	115,607
Additions	159	—	159
Lease termination	—	(103,888)	(103,888)
Disposals	(483)	—	(483)
As of December 31, 2022	11,395	—	11,395

Accumulated depreciation
As of January 1, 2022	(7,805)	(59,008)	(66,813)
Depreciation charge for the period	(926)	(2,297)	(3,223)
Lease termination	—	61,305	61,305
Disposals	483	—	483
Translation differences	(39)	—	(39)
As of December 31, 2022	(8,287)	—	(8,287)

Net book value
As of December 31, 2022	3,108	—	3,108

Cost
As of January 1, 2021	11,719	113,329	125,048
Lease termination	—	(9,441)	(9,441)
As of December 31, 2021	11,719	103,888	115,607

Accumulated depreciation
As of January 1, 2021	(5,916)	(57,188)	(63,104)
Depreciation charge for the period	(1,467)	(11,261)	(12,728)
Lease termination	—	9,441	9,441
Translation differences	(422)	—	(422)
As of December 31, 2021	(7,805)	(59,008)	(66,813)

Net book value
As of December 31, 2021	3,914	44,880	48,794
As of January 1, 2021	5,803	56,141	61,944